Related Party Transactions - Schedule of Related Party Balances with BIHL and Consolidated Subsidiaries (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
FGR-BPL [Member]
Schedule of Related Party Balances with BIHL and Consolidated Subsidiaries [Line Items]
Due from related party	$ (4,386,253)
Due to related party		$ (3,887,334)
Future Global Resources Limited (“FGR”) [Member]
Schedule of Related Party Balances with BIHL and Consolidated Subsidiaries [Line Items]
Due from related party	2,001,471
Due to related party		1,762,907
Blue International Holdings Limited (“BIHL”) [Member]
Schedule of Related Party Balances with BIHL and Consolidated Subsidiaries [Line Items]
Due from related party	2,475,281
Due to related party		23,314
Related Party [Member]
Schedule of Related Party Balances with BIHL and Consolidated Subsidiaries [Line Items]
Due from related party	$ 90,499
Due to related party		$ (2,101,113)